Investment in Joint Venture - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Jun. 06, 2017 CAD ($)	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Jun. 06, 2017 USD ($)
Disclosure of joint ventures [line items]
Name of joint venture	Pure Sunfarms Corp.
Investment in joint venture				$ 15,727		$ 18,108
Share of (income) loss from joint venture			$ (2,381)	255
Land and greenhouse facility [member]
Disclosure of joint ventures [line items]
Fair value increas in Delta 3 land					$ 2,100
Amount recorded in accumulated other comprehensive income					$ 1,800
Sunfarms Corp. [member]
Disclosure of joint ventures [line items]
Ownership interest	50.00%
Investment in joint venture				15,727		18,108
Transaction costs related to joint venture		$ 1,400	$ 1,100
Common share purchase warrants related to transaction cost | shares		300,000	300,000
Common share purchase warrants related to transaction cost value		$ 192	$ 148
Share of (income) loss from joint venture		3,084	2,381	$ 255
Sunfarms Corp. [member] | Shareholder [member]
Disclosure of joint ventures [line items]
Shareholders contribution in form of demand loan		$ 13,000				$ 9,959
Interest rate on demand loan		8.00%				8.00%
Sunfarms Corp. [member] | Land and greenhouse facility [member]
Disclosure of joint ventures [line items]
Investment in joint venture	$ 20,000						$ 14,900
Gain (loss) on contribution of assets			$ 8,000